Letterhead of Merrill Lynch, Pierce, Fenner Incorporated

                                                                APRIL 23, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Amendment No. 2 to Form S-6 to the Registration Statement under
     The Securities Act of 1933 for Equity Investor Fund, Cohen & Steers Realty Majors Portfolio, Defined Asset Funds
     1940 Act Number 811-3044
     1933 Act Number 333-45433
     ------------------------------------------------------------------------

Dear Sirs:

     On behalf of Equity Investor Fund, Cohen & Steers Realty Majors
Portfolio, Defined Asset Funds (the "Registrant"), the Registrant hereby certifies pursuant to Rule 497(j) of the Securities Act of 1933 that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced amendment, the text of which was filed electronically via EDGAR on April 23, 1998.


                                          Very truly yours,

                                          /s/ Daniel C. Tyler
                                          Vice President